FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 379	$ 397	$ 399	$ 397	$ 422
Profit / (loss) deferred on new transactions	59	42	71	101	162
(Profit) / loss recognized in the income statement	(50)	(60)	(75)	(110)	(188)
Foreign currency translation	(1)	0	(1)	(1)	(1)
Reserve balance at the end of the period	388	$ 379	$ 396	388	$ 396
Merger with Credit Suisse AG
Deferred Day-1 Profit Or Loss [Line Items]
Effect from a business combination	$ 1			$ 1